SCHEDULE OF PROPERTY PLANT AND EQUIPMENT NET (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 5,223,000	$ 4,570,000
Less: accumulated depreciation	(3,669,000)	(2,821,000)
Total property, plant and equipment, net	1,554,000	1,749,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,534,000	1,352,000
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,261,000	2,690,000
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	274,000	274,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	150,000	148,000
CIP [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 4,000	$ 106,000